Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended			27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 machine	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Number of Machines																				2
Restructuring charges	$ 0	$ 100	[1]	$ 100	[1]	$ 200	[1]	$ 1,016	[1]	$ 5,400	[1]	$ 97,000	[1]	$ (100)	[1]	$ 100	[1]	$ 1,378	$ 102,404	$ 24,464	$ 128,246
Pension and Workers' Compensation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges																			2,500
Salary And Benefit [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges																		$ 500	$ 1,300

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012